ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

Supplement dated November 15, 2013 to the Summary Prospectuses and Prospectuses dated May 1, 2013 of the AllianceBernstein VPS Global Thematic Growth Portfolio and AllianceBernstein VPS International Growth Portfolio (together the “Prospectuses”).

Each of the Portfolios listed above is hereinafter referred to as a “Portfolio” or collectively, the “Portfolios”.

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Portfolio Managers

The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the Summary section of the Prospectuses for each Portfolio and reflects those persons responsible for the day-to-day management of the Portfolio’s portfolio.

AllianceBernstein VPS Global Thematic Growth Portfolio

Employee	Length of Service	Title
Daniel C. Roarty	Since 2013	Senior Vice President of the Adviser
Tassos M. Stassopoulos	Since 2013	Senior Vice President of the Adviser

AllianceBernstein VPS International Growth Portfolio

Employee	Length of Service	Title
Daniel C. Roarty	Since 2012	Senior Vice President of the Adviser
Tassos M. Stassopoulos	Since 2011	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectus.

AllianceBernstein VPS Global Thematic Growth Portfolio

The day-to-day management of, and investment decisions for, the AllianceBernstein VPS Global Thematic Growth Portfolio are made by the Adviser’s Global Growth and Thematic Investment Team.

The following table lists the persons within the Global Growth and Thematic Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person’s principal occupation during the past five years.

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since May 2011, and Team Leader of the Global Growth and Thematic Team since 2013. Prior thereto, he was named sector head for the technology sector on the Global/International Research Growth team as of July 1, 2011, and team leader for that team in early 2012. Prior thereto, he was in research and portfolio management at Nuveen Investments since prior to 2008.

Tassos M. Stassopoulos; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2008. He has served as a sector head for the consumer sector on the International Research Growth and Global Research Growth teams.

AllianceBernstein VPS International Growth Portfolio

The day-to-day management of, and investment decisions for, the AllianceBernstein VPS International Growth Portfolio are made by the Adviser’s Global Growth and Thematic Investment Team.

The following table lists the persons within the Global Growth and Thematic Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person’s principal occupation during the past five years:

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2012; Senior Vice President of the Adviser	(see above)

Tassos M. Stassopoulos; since 2011; Senior Vice President of the Adviser	(see above)

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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